Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended	108 Months Ended		111 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2011		Mar. 31, 2012		Mar. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash flows from operating activities:
Net loss	$ (1,926)		$ (10,219)	$ (76,003)	[1],[2]	$ (77,929)	[3]	$ (3,841)	$ (11,993)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	40		163	664	[1]	704	[3]	37	172
Loss on disposal of equipment			40	52	[1]	52	[3]
Non-cash rent expense				29	[1]	29	[3]
Accretion and receipt of bond discount				35	[1]	35	[3]
Non-cash share-based compensation	214		2,109	17,966	[1]	18,180	[3]	1,314	4,368
Loss on exchange of equity instruments			900	900	[1]	900	[3]
Fair value of Parent Company's shares mandatorily redeemable for cash upon exercise of warrants				(785)	[1]	(785)	[3]		(785)
Fair value of Parent Company derivatives issued in exchange for services			91	2,385	[1]	2,385	[3]	76	718
Fair value of Parent Company's common stock issued in exchange for services			23	304	[1]	304	[3]	23
Change in fair value of derivatives of Parent Company issued in connection with various equity financings			(3,413)	(5,604)	[1]	(5,604)	[3]	(1,435)	(3,049)
Fair value of Parent Company's common stock issued in exchange for licensing rights				3,954	[1]	3,954	[3]
Changes in assets and liabilities:
Prepaid expenses and other assets	128		(20)	(170)	[1]	(42)	[3]	(133)	(30)
Accounts payable	360		(337)	387	[1]	747	[3]	2	99
Due to former Parent Company				(207)	[1]	(207)	[3]
Deferred revenue	(19)		816	816	[1]	797	[3]
Accrued expenses and other current liabilities	(6)		(142)	1,178	[1]	1,172	[3]	930	243
Net cash used in operating activities	(1,209)		(9,989)	(54,099)	[1]	(55,308)	[3]	(3,027)	(10,257)
Cash flows from investing activities:
Purchase of short-term investments				(37,532)	[1]	(37,532)	[3]		(5,990)
Maturities of short-term investments				37,497	[1]	37,497	[3]		5,990
Cash paid for purchase of equipment and furnishings			(59)	(745)	[1]	(745)	[3]	(40)	(106)
Disposal of equipment and furnishings				(1)	[1]	(1)	[3]
Cash refunded (paid) for lease deposit				(45)	[1]	(45)	[3]
Net cash used in investing activities			(59)	(826)	[1]	(826)	[3]	(40)	(106)
Cash flows from financing activities:
Cash contributions from Parent Company, net	522		3,330	55,224	[1]	55,746	[3]	7,314	11,640
Proceeds from issuance of convertible notes payable	500		500	500	[1]	1,000	[3]
Repayments of capital lease obligations	(12)		(117)	(243)	[1]	(255)	[3]	(23)	(70)
Net cash provided by financing activities	1,010		3,713	55,481	[1]	56,491	[3]	7,291	11,570
Net (decrease) increase in cash and cash equivalents	(199)		(6,335)	556	[1]	357	[3]	4,224	1,207
Cash and cash equivalents at the beginning of period	556	[1]	6,891					6,891	5,684
Cash and cash equivalents at end of period	357	[3]	556 [1]	556	[1]	357	[3]	11,115	6,891
Supplemental disclosure of cash flow information:
Cash received during the period for interest				724	[1]	724	[3]
Cash paid during the period for interest			1	8	[1]	8	[3]	1
Supplemental disclosure of non-cash investing and financing activities:
Settlement of corporate formation expenses in exchange for Parent Company common stock				978	[1]	978	[3]
Fair value of derivatives issued in connection with Parent Company common stock			8,722	14,051	[1]	14,051	[3]	4,212	2,466
Fair value of parent company shares mandatorily redeemable for cash upon the exercise of warrants				785	[1]	785	[3]		785
Allocation of management expenses				551	[1]	551	[3]
Equipment and furnishings exchanged for parent company common stock				48	[1]	48	[3]
Equipment and furnishings acquired through capital lease			80	277	[1]	277	[3]	44	53
Value of Parent Company restricted stock units and common stock issued in lieu of bonuses included in accrued expenses			427	474	[1]	427	[3]	427
Reclassification of derivative liability upon elimination of obligation			9,249	9,249	[1]	9,249	[3]
Value of parent company restricted stock units issued in lieu of cash bonuses				207	[1]	207	[3]		207
Non-cash lease deposit				$ 50	[1]	$ 50	[3]

[1]	The statements of cash flows for the years ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with cash the flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.
[2]	The statement of expenses for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.
[3]	The statement of cash flow for the period from January 1, 2003 (date of inception) to March 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2012.